Net Income per Share (Calculation of Basic and Diluted EPS) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Net Income per Share [Abstract]
Net income	$ 1,701	$ 1,886	$ 1,528	$ 1,293	$ 1,266	$ 1,302	$ 1,347	$ 1,200	$ 6,408	$ 5,115
Less: Preferred stock dividends and discount accretion						119	465	404		988
Income available to common shareholders	$ 1,701	$ 1,886	$ 1,528	$ 1,293	$ 1,266	$ 1,183	$ 882	$ 796	$ 6,408	$ 4,127
Weighted average common shares outstanding - Basic									7,856	7,547
Plus: Potential dilutive common stock equivalents									89	263
Weighted average common shares outstanding - Diluted									7,945	7,810
Net income per common share - Basic	$ 0.21	$ 0.24	$ 0.20	$ 0.17	$ 0.17	$ 0.15	$ 0.12	$ 0.11	$ 0.82	$ 0.55
Net income per common share - Diluted	$ 0.20	$ 0.24	$ 0.20	$ 0.17	$ 0.17	$ 0.15	$ 0.11	$ 0.10	$ 0.81	$ 0.53
Stock options and common stock excluded from the income per share computation as their effect would have been anti-dilutive									114	377